Cover Page	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Black Rock Coffee Bar, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-42844
Entity Tax Identification Number	33-5053729
Entity Address, Address Line One	9170 E. Bahia Drive
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	458
Local Phone Number	256-9668
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value per share
Trading Symbol	BRCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002068577
Amendment Flag	false